Related parties transactions (Details 2) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of related party [Line Items]
Product Sale		¥ 148	¥ 0	¥ 0
Total	[1]	17,247	3,766	1,962
Management Service Fee (Member)
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	[2]	12,275	0	0
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	[3]	4,556	3,766	1,962
Hotel Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions		¥ 268	¥ 0	¥ 0

[1]	The products sold, services provided to related parties are as follow: Related parties transactions (Details 2)
[2]	Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang Investment, the Group provided management services to schools acquired by Hailiang Investment, including Hubei Xiantao No.1 Middle School, Zhejiang Xinchang Nanrui Experimental School and 14 schools sponsored or operated by Nanchang Baishu Technology Co., Ltd., which is controlled by Hailiang Investment. Service fees of RMB12,275 was charged from the abovementioned schools during the year ended June 30, 2018.
[3]	The Group charged service fee from supermarkets, which are operated by Ming Kang Hui in campuses, amounting to RMB1,962, RMB3,766 and RMB4,556 during the years ended June 30, 2016, 2017 and 2018, respectively.